Thornburg Limited Term Municipal Fund National Portfolio

All data as of 6.30.2000
Fund facts  Thornburg Limited Term Municipal Fund National Portfolio
                                    Thornburg               Thornburg
                                   Limited Term            Limited Term
                                Municipal Fund Nat'l    Municipal Fund Nat'l
                                   A Shares                C Shares
SEC Yield                            4.09%                   3.73%
Taxable Equiv. Yields                6.77%                   6.18%
NAV                                $13.06                  $13.08
Max. Offering Price                $13.26                  $13.08
Total returns (Annual Average - After Subtracting Maximum Sales Charge)

One Year                             1.47%                   2.57%
Three Year                           3.03%                   3.11%
Five Year                            3.82%                   3.68%
Ten Year                             5.21%                    N/A
Fifteen Year                         6.06%                    N/A
Since Inception                      6.37%                   3.88%
Inception Date                      9.28.84                  9.1.94
Taxable equivalent yields assume a 39.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 1.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Fellow Shareholder,

We are pleased to present the annual report for the National Portfolio of Thornburg Limited Term Municipal Fund for the fiscal year ending June 30, 2000. The net asset value of the A shares decreased by 20 cents to $13.06 during the year, although it has risen in recent months. If you were with us for the entire period, you received dividends of 58.7 cents per share. If you reinvested your dividends, you received 59.9 cents per share. Investors who owned C shares received dividends of 53.2 and 54.2 cents per share, respectively.

In the last year, we have witnessed a proliferation of "dot.com" stocks and a tight supply of municipal bonds. You probably know people who have sold perfectly good bonds (or bond funds) to get in on the action. On average, the ever-more-scarce bonds have outperformed the "dot.coms" this year. This outperformance by bonds will continue if the growth rate of our economy begins to lose momentum. Deficit spending by governments around the world, a hallmark of the prior 30 years, has turned into surplus accumulation since 1998. The U.S. government, which will pay off more than $200 billion of treasury bonds this year, leads the way. But it is not alone. Municipal bond issuance is down over 30% from last year due to swelling tax receipts at most state and local government entities. We believe the surpluses have crested. Voters favor various tax cuts and demand more governmental services. For example, trendsetting California budgets a 17% increase in general fund expenditures and large tax rebates for the fiscal year beginning July 1, 2000. Stay tuned as the political drama unfolds.

Your Thornburg Limited Term Municipal Fund is a laddered bond portfolio, consisting of over 500 municipal obligations from 49 states and 3 U.S. territories. Approximately 89% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature at par during each of the coming years. As these bonds mature, we would look forward to the chance to reinvest the proceeds at higher yields, should they become available! The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

Today, your fund's weighted average maturity is 4.6 years, and we always keep it below 5 years. When bond yields were higher last winter and spring, we extended your average portfolio maturity slightly and improved the structure of your bond ladder. Unless bond yields increase dramatically in the coming months, we intend to keep your average portfolio maturity about where it is.

Before the next fiscal year ends, Burch Ault will step down as a director of Limited Term Municipal Fund. Mr. Ault has served capably as a director since 1984, and has acted as Chairman of the Audit Committee during a portion of that time. We thank him.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. We wish to remind you that 0% of your bonds in this fund bear interest that is subject to the alternative minimum tax on individuals (AMT). This is unusual in today's line-up of municipal bond funds, but we hope to keep this profile. Your fund has earned Morningstar's 5-star overall rating* for risk-adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund.

Sincerely,

Brian McMahon     George Strickland
Managing Director Managing Director

Statement of assets and liabilities
ASSETS

Investments at value (cost $763,012,109) ...................        $768,597,465
Cash .......................................................              49,041
Receivable for investments sold ............................           6,163,600
Receivable for fund shares sold ............................             364,997
Interest receivable ........................................          11,514,224
Prepaid expenses and other assets ..........................              24,124
                  Total Assets .............................         786,713,451

LIABILITIES

Payable for investments purchased ..........................          13,700,684
Payable for fund shares redeemed ...........................             652,075
Accounts payable investment advisor (Note 3) ...............             353,774
Accounts payable and accrued expenses ......................             385,286
Dividends payable ..........................................           1,054,716
                  Total Liabilities ........................          16,146,535

NET ASSETS .................................................        $770,566,916

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($672,775,086 applicable to 51,519,126 shares of beneficial interest
outstanding - Note 4)                                             $       13.06

Maximum sales charge, 1.50% of offering
price (1.52% of net asset value per share)                                 0.20
Maximum Offering Price Per Share                                  $       13.26

Class C Shares:
Net asset value and offering price per share ($21,321,990
applicable to 1,629,877 shares of beneficial interest
outstanding - Note 4)                                             $       13.08

Class I Shares:
Net asset value, offering and redemption price per share
($76,469,840 applicable to 5,855,215 shares of beneficial
interest outstanding - Note 4)                                    $       13.06


See notes to financial statements.

Statement of operations INVESTMENT INCOME:

Interest income (net of premium amortized
of $3,459,605) ............................................   $ 45,963,456

EXPENSES:

Investment advisory fees (Note 3) .........................      3,880,505
Administration fees (Note 3)
         Class A Shares ...................................        928,822
         Class C Shares ...................................         30,539
         Class I Shares ...................................         38,819
Distribution and service fees (Note 3)
         Class A Shares ...................................      1,857,645
         Class C Shares ...................................        244,199
Transfer agent fees .......................................        448,439
Custodian fees ............................................        334,250
Registration and filing fees ..............................         73,298
Professional fees .........................................         54,310
Accounting fees ...........................................         98,325
Director fees .............................................         25,985
Other expenses ............................................         58,543

                  Total Expenses ..........................      8,073,679

Less:
         Expenses reimbursed by investment advisor (Note 3)        (46,758)
         Distribution and service fees waived (Note 3) ....        (91,504)

                  Net Expenses ............................      7,935,417

                  Net Investment Income ...................     38,028,039

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain (loss) on investments sold ................    (5,968,073)
Increase (decrease) in unrealized appreciation of investments    (7,568,410)

                  Net Realized and Unrealized
                  Gain (Loss) on Investments ................   (13,536,483)

                  Net Increase in Net Assets
                  Resulting from Operations $ ...............    24,491,556

See notes to financial statements ...........................

Statement of changes in net assets
                                                  Year Ended      Year Ended
                                                June 30, 2000    June 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment income                          $  38,028,039    $  40,708,071
Net realized gain (loss) on investments sold     (5,968,073)         650,165
Increase (decrease) in unrealized
appreciation of investments                      (7,568,410)     (17,908,654)

  Net Increase in Net Assets Resulting
  from Operations                                24,491,556       23,449,582

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ...................     (33,278,643)     (35,908,097)
         Class C Shares ...................        (990,794)      (1,011,841)
         Class I Shares ...................      (3,758,602)      (3,788,133)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ...................    (122,489,236)     (14,611,591)
         Class C Shares ...................      (6,326,861)       5,891,555
         Class I Shares ...................      (3,686,036)       5,304,081

  Net Increase (Decrease) in Net Assets ...    (146,038,616)     (20,674,444)

NET ASSETS:
         Beginning of year .................     916,605,532      937,279,976

         End of year .......................   $ 770,566,916    $ 916,605,532



See notes to financial statements.

Notes to financial statements
Note 1 - Organization

Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the year ended June 30, 2000 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2000, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2000, the Adviser voluntarily reimbursed certain class specific transfer agent fees of $17,364 for Class A, $15,101 for Class C and $14,293 for Class I, respectively. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the year ended June 30, 2000, the Distributor earned commissions aggregating $1,309 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $5,844 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and fees waived by the Distributor for the year ended June 30, 2000, are set forth in the statement of operations. Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund.

Notes to financial statements...continued
Note  4 - Shares of Beneficial Interest

At June 30, 2000 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $774,720,377. Transactions in shares of beneficial interest were as follows:



                        Year Ended June 30, 2000    Year Ended June 30, 1999
Class A Shares                Shares      Amount       Shares        Amount

Shares sold                 4,925,341  $ 64,487,508    7,736,450  $  104,778,952
Shares issued to shareholders in
reinvestment of dividends   1,583,630    20,720,635    1,701,338      23,026,141
Shares repurchased        (15,883,452) (207,697,379) (10,518,497)  (142,416,684)

Net Increase (Decrease)    (9,374,481)($122,489,236)  (1,080,709) ($ 14,611,591)

Class C Shares

Shares sold                   375,289  $  4,923,452      830,439     $11,282,893
Shares issued to shareholders
in reinvestment of dividends   55,766       730,817       59,009         799,953
Shares repurchased           (913,366)  (11,981,130)    (457,401)    (6,191,291)

Net Increase (Decrease)      (482,311)($  6,326,861)     432,047   $   5,891,555

Class I Shares

Shares sold                  1,405,467  $18,359,078    2,211,674   $  30,012,617
Shares issued to shareholders in
reinvestment of dividends      228,647    2,991,070      220,810       2,988,608
Shares repurchased          (1,912,876) (25,036,184)  (2,044,460)   (27,697,144)

Net Increase  (Decrease)      (278,762) ($3,686,036)     388,024   $   5,304,081

Note 5 -

Securities Transactions For the year ended June 30, 2000, the Portfolio had purchase and sale transactions (excluding short-term securities) of $288,784,588 and $490,385,085, respectively.

The cost of investments for Federal income tax purposes is $763,228,883.

At June 30, 2000, net unrealized appreciation of investments was $5,368,582 resulting from $9,253,150 gross unrealized appreciation and $3,884,568 gross unrealized depreciation. Accumulated net realized losses from security transactions included in net assets at June 30, 2000 aggregated $9,738,817.

At June 30, 2000, the Fund had tax basis capital losses which may be caried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

         2002     $286,000
         2003     637,000
         2004     2,771,000
         2008     1,088,000
                  $4,782,000

At June 30, 2000, the Fund had deferred capital losses occurring subsequent to October 31, 1999, of $4,900,000. For tax purposes, such losses will be reflected in the year ended June 30, 2001.

                  Year Ended June 30:

                         2000        1999       1998        1997        1996
CLASS A SHARES:

Net asset value,
beginning of year      $ 13.26   $  13.50    $  13.44  $    13.35     $ 13.37

Income from investment operations:

Net investment income     0.59       0.59        0.61        0.62        0.63

Net realized and unrealized
gain (loss) on investments
                         (0.20)     (0.24)       0.06        0.09       (0.02)


Total from investment operations
                          0.39       0.35        0.67        0.71        0.61

Less dividends from:

Net investment income    (0.59)     (0.59)      (0.61)      (0.62)      (0.63)

Change in net asset value  (0.20)   (0.24)       0.06        0.09       (0.02)

Net asset value, end of year
                  $        13.06  $ 13.26  $    13.50  $    13.44     $  13.35

TOTAL RETURN (a)           3.00%    2.58%        5.05%      5.46%        4.60%

RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:

  Net investment income    4.48%    4.35%        4.50%      4.65%        4.66%


         Expenses          0.96%    0.96%        0.97%      0.96%        0.97%

Portfolio turnover rate   33.65%   22.16%       24.95%     23.39%       20.60%

Net assets
end of year(000)      $  672,775  $807,232    $836,947  $ 837,621    $ 917,831

(a) Sales loads are not reflected in computing total return
(b) After expense reductions of less than 0.01%


CLASS C SHARES:

Net asset value
beginning of year    $    13.28  $   13.53  $   13.46  $   13.37     $ 13.40

Income from investment operations:

Net investment income      0.53       0.53       0.55       0.57        0.57

Net realized and unrealized
gain (loss)on investments (0.20)     (0.25)      0.07       0.09       (0.03)


Total from investment
operations                 0.33       0.28       0.62       0.66        0.54


Less dividends from:
Net investment income     (0.53)     (0.53)     (0.55)     (0.57)      (0.57)


Change in net asset value (0.20)     (0.25)      0.07       0.09       (0.03)

Net asset value
end of year            $  13.08   $  13.28   $  13.53   $  13.46      $13.37


TOTAL RETURN(a)            2.57%     2.08%      4.70%      5.02%       4.05%

RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:

Net investment income      4.06%     3.93%      4.08%      4.24%       4.22%

Expenses, after expense
reductions                 1.38%     1.38%      1.38%      1.38%       1.41%

Expenses, before expense
reductions                 1.82%     1.78%      1.83%      1.86%       1.63%

Portfolio turnover rate   33.65%    22.16%     24.95%     23.39%      20.60%

Net assets at end of year
(000)                 $   21.322  $ 28,048   $ 22,729   $ 19,475   $  15,948


(a) Sales loads are not reflected in computing total return.




CLASS I SHARES:

Net asset value,
beginning of year    $    13.26  $   13.51  $  13.44  $   13.27

Income from investment operations:

Net investment income      0.63       0.64      0.66       0.66
Net realized and unrealized
gain (loss) on investments(0.20)     (0.25)     0.07       0.17

Total from investment
operations                 0.43       0.39      0.73       0.83
Less dividends from:
Net investment income     (0.63)     (0.64)    (0.66)     (0.66)

Change in net asset value (0.20)     (0.25)     0.07       0.17

Net asset value,
end of year            $  13.06  $    13.26  $ 13.51  $   13.44

TOTAL RETURN (a)           3.37%      2.87%    5.52%      6.42%

RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:

Net investment income      4.84%      4.71%    4.85%      5.01%
Expenses, after expense
reductions                 0.60%      0.60%    0.60%      0.60%(b)
Expenses, before expense
reductions                 0.62%      0.61%    0.66%      0.79%(b)

Portfolio turnover rate   33.65%     22.16%   24.95%      23.39%

Net assets at end of year
(000)                 $  76,470  $   81,326 $ 77,605   $  35,746


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
*Sales of Class I shares commenced on July 5, 1996.


Schedule of investments

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
June 30, 2000
CUSIPS:  Class A - 532-723-103, Class C - 532-723-509,
Class I - 532-723-806
NASDAQ Symbols: Class A - LTMFX, Class C - LTMCX, Class I - LTMIX

Alabama             (1.80%)
1,295,000            Alabama A & M University Housing & General Fee Revenue Series 1992,    Aaa/AAA        $1,330,638
                     5.90%due 11/1/2002 (Living & Learning Center Project; Insured: MBIA)
1,000,000            Alabama Water Pollution Control Authority Series 1991, 6.45% due       Aaa/AAA        1,019,350
                     8/15/2002(Insured: AMBAC)
980,000              Birmingham, 7.25% due 7/1/2004                                         NR/NR          1,066,867
1,550,000            Birmingham Jefferson Civic Center Authority Special Tax Series 1989,   A3/A+          1,564,725
                     7.20%due 1/1/2001
2,500,000            Birmingham Special Care Facility Finance Authority Revenue Series      A1/NR          2,602,625
                     1990,7.625% due 12/1/2010 put 12/1/00 (Methodist Homes for the Aging
                     Project;LOC: SouthTrust Bank)
1,495,000            Houston County Hospital Board Revenue Refunding Series 1984, 7.625%    Aaa/AAA        1,502,849
                     due4/1/2007 pre-refunded 2/15/02 @ 100 (South East Alabama Medical
                     CenterProject)
1,000,000            Huntsville Healthcare Authority Revenue Bonds, 5.50% due 6/1/2008      Aaa/AAA        1,024,440
                     (Insured:MBIA)
900,000              Montgomery County Revenue Warrants Series 1992, 6.625% due 4/1/2002    NR/NR          932,418
                     pre-refunded 4/1/01 @ 102
1,000,000            Morgan County Decatur Health Care Authority Hospital Revenue, 6.10%    NR/AAA         1,048,010
                     due3/1/2007 (Insured: Connie Lee)
1,920,000            Scottsboro Industrial Development Board Refunding, 5.25% due           NR/NR          1,825,978
                     5/1/2009 (LOC:Bank of Nova Scotia)
Alaska               (0.30%)
2,500,000            North Slope Borough General Obligation Refunding Series 1992-A,        Aaa/AAA        2,552,400
                     5.80% due6/30/2002 (Insured: MBIA)
Arizona              (1.00%)
235,000              Glendale Water and Sewer Revenue, 9.00% due 7/1/2003  (ETM)            Aaa/AAA        245,138
2,000,000            Maricopa County Paradise Valley Unified School District General        Aaa/AAA        1,910,080
                     ObligationRefunding Series 1992, 0% due 7/1/2001 (Insured: AMBAC)
500,000              Maricopa County School District 40 - Glendale General Obligation, 0%   Baa1/A-        499,930
                     due7/1/2000
750,000              Maricopa County School District 40 - Glendale General Obligation, 0%   Baa1/A-        731,752
                     due1/1/2001
500,000              Maricopa County Unified School District 40 G.O., 5.60% due 7/1/2003    Baa1/A-        510,360
350,000              Phoenix Water Systems Revenue, 8.80% due 6/1/2002                      Aaa/AAA        352,520
2,000,000            Pima County/Tucson Unified School District 1 School Improvement        Aaa/AAA        2,037,520
                     Series1992-D, 5.50% due 7/1/2002 (Insured: FGIC)
1,000,000            Show Low Industrial Development Authority Hospital Revenue Series A,   NR/A           988,130
                     5.125%due 12/1/2007 (Navapache Regional Medical Center Project;
                     Insured: ACA)
500,000              Tucson Water Revenue Series D, 9.75% due 7/1/2008                      Aa3/A+         655,150
Arkansas             (0.60%)
2,645,000            Little Rock Hotel And Restaurant Gross Receipts Tax Refunding,         A/NR           2,956,581
                     7.125% due8/1/2009
1,735,000            Rogers Sales and Use Tax Revenue, 6.00% due 11/1/2007                  A1/AA          1,824,127
California           (8.80%)
7,440,000            California Health Facilities Financing Authority Series 1991- D,       Aaa/AAA        7,751,290
                     6.50% due7/1/2016 pre-refunded 7/1/01 @ 102 (Catholic Health Care
                     Project)
1,100,000            California Statewide Communities Development Authority Certificate     Aaa/AAA        1,060,576
                     ofParticipation, 1.61% (inverse floater) due 1/1/2002 (Motion
                     Picture &Television Fund Project; Insured: AMBAC)
460,000              California Statewide Community Development Authority Insured           NR/AAA         467,714
                     HealthFacilities Revenue Series 1992 Certificate of Participation,
                     6.40% due5/1/2002 (Eskaton Properties Incorporated Phase II Project)
                     (ETM)
1,000,000            Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A,   NR/AAA         1,005,790
                     5.40%due 1/1/2027  put 7/1/07 (Terrace Gardens Project;
                     Collateralized: FNMA)
5,770,000            Glendale Hospital Revenue Series 1994, 7.625% due 1/1/2005  (Verdugo   NR/A+          6,148,397
                     HillsProject; Guarantee: Industrial Indemnity)
1,995,000            Los Angeles Transportation Commission Certificate of Participation,    A1/NR          1,995,080
                     5.90%due 7/1/2000
2,500,000            Los Angeles Transportation Commission Certificate of Participation,    A1/NR          2,537,825
                     6.00%due 7/1/2001
1,500,000            Los Angeles Unified School District Certificates of Participation,     A2/A           1,522,425
                     6.20%due 6/1/2001 (Dr. Francisco Bravo Medical Project)
500,000              Los Angeles Water and Power, 9.00% due 9/1/2004                        Aa3/A+         573,600
5,710,000            Los Angeles Water and Power, 7.10% due 1/15/2031 crossover refunded    Aa3/A+         5,907,680
                     1/15/01@ 102
1,500,000            MSR Public Power Agency Series F, 5.45% due 7/1/2001 (San Juan         Aaa/AAA        1,517,925
                     Project;Insured: AMBAC)
1,000,000            Orange County Local Transportation Authority Sales Tax Revenue,        Aa3/AA+        1,007,760
                     5.50% due2/15/2001
7,600,000            Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)   Aaa/AAA        8,176,992
5,200,000            Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)   Aaa/AAA        5,673,304
5,000,000            Orange County Special Financing Authority Teeter Plan Revenue Series   Aaa/A-1        5,061,250
                     E,6.35% due 11/1/2014  put 11/1/01 (Insured: AMBAC)
500,000              Pomona Public Financing Authority Revenue Series P, 5.625% due         NR/BBB+        512,395
                     10/1/2003
2,655,000            Redwood City Multi Family Housing Revenue Series 1985-B, 5.20%         NR/A           2,654,973
                     due10/1/2008  put 10/1/00 (Redwood Shores Apartments Projects;
                     Insured:Continental Casualty)
1,000,000            San Francisco Port Community Rev., 9.00% due 7/1/2003                  A1/A-          1,120,900
2,000,000            San Marcos PFA Tax Allocation Series 1992-A, 5.60% due 1/1/2001        Aaa/AAA        2,014,480
                     (Insured:FSA) (ETM)
2,000,000            Santa Clara County Financing Authority Lease Revenue Series B, 5.50%   Aaa/AAA        2,116,380
                     due5/15/2009 (Insured: AMBAC) (when issued)
4,180,000            Santa Margarita & Dana Point Authority Revenue Improvement District    Aaa/AAA        4,787,354
                     SeriesA, 9.50% due 8/1/2003 (Insured: MBIA)
1,000,000            Sonoma County Certificate of Participation Public Works                NR/A+          1,011,010
                     ImprovementProgram, 5.875% due 8/1/2004 (Integrated Waste Project)
570,000              Southern California Public Power Authority Power Project Revenue       A2/A           582,323
                     UnrefundedBalance, 6.75% due 7/1/2001
1,955,000            Southgate Recreation & Park District Certification of Participation,   NR/A+          1,979,222
                     5.15%due 10/1/2021 pre-refunded 10/1/01 (Wildhawk Golf Club Project;
                     LOC: U.S.Bank of California)
780,000              University California Revenue Series A, 6.30% due 9/1/2000             NR/A+          782,200
Colorado             (3.10%)
500,000              Arvada Limited Sales & Use Tax Series 1991, 6.50% due 6/1/2001         NR/NR          509,110
                     (ETM)
2,355,000            Boulder Urban Renewal Authority Tax Increment Refunding Series 1992,   Aaa/AAA        2,377,891
                     5.90%due 3/1/2001 (Insured: MBIA)
1,465,000            Boulder Urban Renewal Authority Tax Increment Refunding Series 1992,   Aaa/AAA        1,479,313
                     6.00%due 3/1/2002 (Insured: MBIA)
1,950,000            Colorado Department Transport Revenue Anticipation Notes, 6.00%        Aaa/AAA        2,080,650
                     due6/15/2008 (Insured: AMBAC)
370,000              Colorado Health Facilities Authority Revenue Refunding, 4.90% due      Baa2/NR        335,294
                     2/1/2008
2,000,000            Colorado Housing Finance Authority Capital Appreciation Series A, 0%   Aa1/AA-        1,839,500
                     due11/1/2001
3,230,000            Colorado Student Obligation Bond Authority Revenue Series 1994-L,      A/NR           3,238,010
                     5.90% due9/1/2000  (ETM)
2,395,000            Colorado Student Obligation Bond Authority Student Loan Revenue        A/NR           2,452,935
                     Series B,5.90% due 9/1/2002
1,080,000            Denver City & County Industrial Development Revenue, 7.40% due         NR/A-          1,118,448
                     3/1/2003(University of Denver Project)
1,155,000            Denver City & County Industrial Development Revenue, 7.50% due         NR/A-          1,196,869
                     3/1/2004(University of Denver Project)
1,185,000            Denver City & County Industrial Development Revenue, 7.60% due         NR/A-          1,229,923
                     3/1/2005(University of Denver Project)
500,000              El Paso County School District General Obligation 20 Series B, 8.25%   Aa3/NR         568,630
                     due12/15/2004 (State Aid Withholding)
2,175,000            Highlands Ranch Metro District 2 General Obligation, 6.00% due         Aaa/AAA        2,271,200
                     6/15/2004(Insured: FSA)
2,725,000            Westminister Multi Family Housing Revenue Series 1995, 5.95% due       NR/AA          2,774,977
                     9/1/2015 put 9/1/06 (Semper Village Apartments Project; Insured:
                     AXA)
Connecticut          (1.00%)
1,685,000            Bridgeport General Obligation, 6.00% due 3/1/2005 (Insured: AMBAC)     Aaa/AAA        1,764,970
1,325,000            Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)     Aaa/AAA        1,396,285
1,045,000            Capitol Region Education Council, 6.375% due 10/15/2005                NR/BBB         1,069,547
3,000,000            Connecticut Resources Recovery Authority Resources, 5.50% due          Aaa/AAA        3,102,360
                     1/1/2008(Insured: MBIA)
500,000              New Haven General Obligation, 9.50% due 11/15/2003                     A3/BBB+        564,065
District of          (1.50%)
Columbia
4,430,000            District Columbia Hospital Revenue, 5.70% due 8/15/2008                Aaa/AAA        4,559,400
                     (MedlanticHealthcare Project; Insured: MBIA)
500,000              District Columbia Revenue, 6.00% due 1/1/2007 (American                Aaa/AAA        525,770
                     AssociationAdvancement Science Project) (Insured: AMBAC)
380,000              District Columbia Unrefunded Balance Refunding A, 5.625% due           Baa3/BBB       384,624
                     6/1/2002
2,200,000            District of Columbia Certificate of Participation Series 1993,         NR/BBB-        2,229,942
                     6.875% due1/1/2003
1,505,000            District of Columbia General Obligation Capital Appreciation           Aaa/AAA        1,370,950
                     Refunding, 0%due 6/1/2002 (Insured: MBIA)
1,000,000            District of Columbia Revenue, 6.00% due 7/15/2003 (Childrens           Aaa/AAA        1,028,720
                     HospitalProject; Insured: FGIC)
1,330,000            District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic           Aaa/AAA        1,394,279
                     HealthcareProject; Insured: MBIA) (ETM)
Florida              (1.80%)
140,000              Alachua County Health Facilities Revenue, 7.00% due 12/1/2001          NR/AAA         143,354
                     (ShandsHospital & Clinics Project) (ETM)
275,000              Brevard County Tourist Development Tax Revenue Series 1993, 6.325%     NR/NR          275,017
                     due3/1/2003 (Florida Marlins Training Facilities)
3,000,000            Collier County School Board Certificates of Participation, 5.50%       Aaa/AAA        3,034,830
                     due2/15/2003 (Insured: FSA)
3,000,000            Crossings At Fleming Island Community Development Refunding Series     Aaa/AAA        3,084,870
                     B, 5.45%due 5/1/2010 (Insured: MBIA)
200,000              East County Water Control District Lee County Drain, 5.50% due         NR/AA          203,452
                     11/1/2003(Insured: Asset Guaranty)
1,500,000            Florida Housing Development Authority, 6.25% due 12/1/2006             NR/AAA         1,521,540
                     (Hammock's PlaceProject)
150,000              Hillsborough County Utility Refunding Rev, 9.75% due 12/1/2003         Aaa/AAA        164,373
                     (ETM)
3,120,000            Orange County Health Facilities Authority Revenue, 6.25% due           Aaa/AAA        3,334,219
                     11/15/2008 (Hospital Adventist Health Systems Project;  Insured:
                     AMBAC)
940,000              Palm Beach County Industrial Development Revenue Series 1996, 6.00%    NR/A+          976,397
                     due12/1/2006 (Lourdes-Noreen McKeen Residence for Geriatric Care
                     Project; LOC:Allied Irish Bank)
1,390,000            Saint Petersburg  Health Facilities Authority Revenue, 7.00% due       Aaa/AAA        1,458,430
                     12/1/2015(Insured: MBIA)
Georgia              (0.30%)
1,700,000            Burke County Development Authority Pollution, 6.35% due                Aaa/AAA        1,780,461
                     1/1/2004(Oglethorpe Power Corporation Project)
200,000              Gwinnett County Development Authority Revenue, 6.95% due 6/1/2001      NR/NR          204,336
                     (MeadCorp. Project) (ETM)
Guam                 (0.10%)
800,000              Guam Government General Obligation Series A, 5.90% due 9/1/2005        NR/BBB-        799,984
Hawaii               (1.00%)
4,000,000            Hawaii State, 5.75% due 1/1/2008                                       A1/A+          4,147,800
1,500,000            Hawaii State Department Budget & Finance Special Purpose Mortgage      A2/A           1,509,435
                     Revenue,5.70% due 7/1/2003 (Kapiolani Health Care System Project)
500,000              Honolulu City & County Series A, 7.25% due 7/1/2000                    Aa3/AA-        500,035
1,000,000            Honolulu City And County Refunding Series A, 7.35% due 7/1/2006        Aa3/AA-        1,123,330
Idaho                (0.10%)
700,000              Boise Urban Renewal Agency Package Revenue Tax Increment Series A,     NR/BBB+        708,029
                     6.00%due 9/1/2002
Illinois             (9.00%)
3,345,000            Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured:    Aaa/AAA        2,126,350
                     FGIC)
2,000,000            Chicago Board Of Education, 6.00% due 12/1/2009                        Aaa/AAA        2,127,060
2,000,000            Chicago Metropolitan Water Reclamation District Greater, 6.90% due     Aa1/AA         2,209,220
                     1/1/2007
1,340,000            Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009            Aaa/AAA        1,362,834
1,000,000            Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007      Aaa/AAA        1,018,930
                     (Insured:AMBAC)
2,545,000            Cook And Will Counties Township High School District 206 Series C,     Aaa/AAA        1,932,011
                     0% due12/1/2005 (Insured: FSA)
1,800,000            Cook County Community College District 508 COP, 8.50% due              Aaa/AAA        1,897,722
                     1/1/2002(Insured: FGIC)
3,350,000            Cook County Community Unified School District 401 Series 1996, 0%      Aaa/AAA        2,824,753
                     due12/1/2003 (Insured: FSA)
2,005,000            Cook County Non Prerefunded Capital Improvement, 5.50% due             Aaa/AAA        2,067,255
                     11/15/2008
995,000              Cook County Prerefunded Capital Improvement, 5.50% due 11/15/2008      Aaa/AAA        1,034,044
5,000,000            Du Page County First Presv District, 0% due 11/1/2009                  Aaa/AAA        3,048,650
2,000,000            Illinois Development Finance Authority Pollution Control Revenue       Aaa/AAA        2,066,820
                     Refunding,5.70% due 1/15/2009 (Commonwealth Edison Company Project;
                     Insured: MBIA)
3,635,000            Illinois Development Finance Authority Revenue, 6.00% due              Aaa/AAA        3,845,612
                     11/15/2009(Adventist Health Project)
3,860,000            Illinois Development Finance Authority Revenue, 6.00% due              Aaa/AAA        4,082,722
                     11/15/2010(Adventist Health Project)
400,000              Illinois Development Finance Authority Revenue Refunding Community     NR/BBB         394,100
                     RehabProviders A, 5.60% due 7/1/2004
1,000,000            Illinois Development Finance Authority Revenue Refunding Community     NR/BBB         977,880
                     RehabProviders A, 5.60% due 7/1/2005
1,000,000            Illinois Development Finance Authority Revenue Refunding Community     NR/BBB         969,330
                     RehabProviders A, 5.60% due 7/1/2006
500,000              Illinois Health Facilities Authority Revenue, 5.20% due 10/1/2003      A3/A-          490,770
                     (IllinoisMasonic Medical Center Project)
1,290,000            Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008      A1/NR          1,336,066
1,375,000            Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009      A1/NR          1,424,390
1,465,000            Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010      A1/NR          1,516,758
1,560,000            Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011      Aaa/AAA        1,645,145
1,000,000            Illinois Health Facilities Authority Revenue Refunding, 6.25% due      NR/A-          1,004,990
                     12/1/2004(Friendship Village Schaumburg)
2,500,000            Illinois Health Facilities Authority Revenue Refunding Series C,       Aaa/AAA        2,782,175
                     7.00% due4/1/2008 (Lutheran General Health) (Insured: FSA)
2,000,000            Illinois Health Facilities Authority Revenue Series 1992, 7.00%        Baa2/NR        2,079,580
                     due7/1/2002 (Trinity Medical Center Project)
695,000              Illinois Health Facilities Authority Revenue Series 1993-A, 7.875%     NR/NR          713,529
                     due8/15/2005 (Community Provider Pooled Loan Program Project)
1,945,000            Illinois Health Facilities Authority Revenue Series A, 9.25% due       Aaa/NR         2,246,494
                     7/1/2024(Edgewater Medical Center Project)
910,000              Illinois Industrial Pollution Control Financing Authority Revenue,     Baa2/BBB       913,049
                     5.875%due 5/15/2007 (Commonwealth Education Company Project)
9,105,000            Lake County Forest Preserve District Capital Appreciation, 0% due      Aa1/AA+        6,511,987
                     12/1/2006
3,900,000            Metropolitan Pier And Exposition Authority, 0% due 6/15/2004           Aaa/AAA        3,195,153
                     (Insured:AMBAC)
500,000              Metropolitan Pier and Exposition Authority Dedicated State Tax Rev.,   Aaa/AAA        466,365
                     0% due12/15/2001 (Insured: MBIA)
2,445,000            Naperville City, Du Page & Will Counties Economic Development          NR/A+          2,517,616
                     Revenue,6.10% due 5/1/2008 (Hospital and Health System Association
                     Project; LOC:American National Bank)
1,100,000            Peoria Public Building Commission School District Facilities           Aaa/NR         748,330
                     Revenue, 0%due 12/1/2007 (Insured: FGIC)
6,300,000            University Illinois University Revenues, 0% due 10/1/2006 (Insured:    Aaa/AAA        4,570,209
                     MBIA)
900,000              Will & Kendall Counties Community School District 202 General          Aaa/AAA        907,866
                     Obligation,5.45% due 1/1/2005 (Insured: AMBAC)
Indiana              (3.40%)
965,000              Allen County Economic Development Revenue First Mortgage, 5.20%        NR/NR          942,496
                     due12/30/2005 (Indiana Institute Of Technology Project)
690,000              Allen County Economic Development Revenue First Mortgage, 5.30%        NR/NR          673,937
                     due12/30/2006 (Indiana Institute Of Technology Project)
1,110,000            Allen County Economic Development Revenue First Mortgage, 5.60%        NR/NR          1,083,837
                     due12/30/2009 (Indiana Institute Of Technology Project)
910,000              Eagle Union Middle School Building Corporation First Mortgage, 5.50%   Aaa/AAA        932,104
                     due7/15/2009 (Insured: AMBAC)
1,860,000            Elberfeld J H Castle School Building Corporation Indiana First         NR/A           1,385,942
                     Mortgage, 0%due 1/15/2006
770,000              Elberfeld J H Castle School Building Corporation Indiana First         Aaa/AAA        518,226
                     MortgageRefunding, 0% due 1/5/2008 (Insured: MBIA)
1,860,000            Elberfeld J H Castle School Building Corporation Indiana First         Aaa/AAA        1,219,267
                     MortgageRefunding, 0% due 7/5/2008 (Insured: MBIA)
2,305,000            Hammond Multi-School Building Corp First Mortgage Refunding Bond       NR/A           2,391,138
                     Series1997, 6.00% due 7/15/2008 (Lake County Project)
390,000              Huntington Economic Development Revenue, 6.00% due 11/1/2006           NR/NR          391,876
700,000              Huntington Economic Development Revenue, 6.15% due 11/1/2008           NR/NR          703,458
790,000              Huntington Economic Development Revenue, 6.20% due 11/1/2010           NR/NR          785,047
765,000              Indiana Health Facilities Revenue, 5.55% due 7/1/2001 (Marion          Aaa/AAA        772,267
                     GeneralHospital Project; Insured: MBIA)
670,000              Indiana State Educational Facilities Authority Revenue, 5.75% due      NR/A-          678,563
                     10/1/2009(University Indianapolis Project)
2,500,000            Indiana University Revenues Refunding Student Fee H, 0% due            Aaa/AAA        1,730,450
                     8/1/2007(Insured: AMBAC)
1,400,000            Indianapolis Economic Development Revenue, 5.30% due 12/1/2007         Aaa/AAA        1,391,474
                     (FNMAPass-Thru Certificate)
1,220,000            Indianapolis Local Public Improvement Bond Bank Trans Rev, 0% due      Aa2/AA-        941,376
                     7/1/2005
1,240,000            Indianapolis Local Public Improvement Bond Bank Trans Rev, 0% due      Aa2/AA-        905,845
                     7/1/2006
2,200,000            Indianapolis Resource Recovery Revenue, 6.75% due 12/1/2004 (Ogden     Aaa/AAA        2,350,854
                     MartinSystem, Inc. Project; (Insured: AMBAC)
855,000              Knox Middle School Building Corporation First Mortgage, 6.00% due      Aaa/AAA        906,958
                     7/15/2008
455,000              Knox Middle School Building Corporation First Mortgage, 6.00% due      Aaa/AAA        483,679
                     7/15/2009
1,645,000            Logansport Multi-Purpose School Building Corporation First             NR/A           1,660,315
                     MortgageRefunding Series 1992, 5.50% due 7/1/2001
955,000              Mishawaka School First Mortgage, 6.25% due 7/15/2006                   NR/A           999,350
535,000              New Albany Floyd County School Building Corp., 6.20% due 7/1/2003      NR/A           555,260
                     (ETM)
1,820,000            Westfield Elem. School Building Corp. First Mtg Series 1997, 6.80%     Aaa/AAA        2,008,752
                     due7/15/2007 (Insured: AMBAC)
Iowa                 (2.60%)
1,500,000            Iowa Certificate of  Participation, 6.10% due 7/1/2001 (Insured:       Aaa/AAA        1,522,935
                     AMBAC)
6,650,000            Iowa Finance Authority Commercial Development Revenue Refunding,       NR/AA          6,644,414
                     5.75% due4/1/2014 (Governor Square Project)
435,000              Iowa Finance Authority Hospital Facility Revenue, 6.50% due            A1/NR          451,756
                     2/15/2007
1,765,000            Iowa Finance Authority Hospital Facility Revenue, 6.50% due            A1/NR          1,836,835
                     2/15/2009
1,955,000            Iowa Finance Authority Hospital Facility Revenue, 6.50% due            A1/NR          2,034,217
                     2/15/2010
3,145,000            Iowa Finance Authority Hospital Facility Revenue, 6.00% due            Aaa/AAA        3,324,485
                     2/15/2011
875,000              Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991      Aa1/NR         884,677
                     Series A,6.35% due 3/1/2001
2,000,000            Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991      Aaa/AAA        2,054,240
                     Series C,6.80% due 12/1/2002
415,000              Muscatine Electric Revenue, 9.50% due 1/1/2004  (ETM)                  Aaa/AAA        452,060
1,000,000            State University Iowa Revenues, 6.20% due 9/1/2003                     Aa/AA          1,011,320
Kansas               (0.70%)
500,000              Dodge Unified School District Number 443 Ford County, 8.25% due        Aaa/AAA        588,725
                     9/1/2006(Insured: FSA)
1,000,000            Kansas City Industrial Revenue Series 12/1/84, 7.20% due 12/1/2004     NR/NR          1,007,050
                     (AshGrove Cement Project)
3,880,000            Topeka Multi Family Housing Revenue Refunding Series 1991-A, 7.25%     NR/AA          3,901,767
                     due4/1/2021 put 4/1/02 (Fleming Court Project;  Insured:
                     Trygg-Hansa)
Kentucky             (1.00%)
420,000              Campbell And Kenton Counties Sanitation District 1 Revenue, 6.50%      Aaa/AAA        429,761
                     due8/1/2005
1,500,000            Jefferson County Hospital Revenue Prerefunded, 7.263% due              Aaa/AAA        1,563,750
                     10/1/2002(Insured: MBIA)
3,000,000            Jefferson County Hospital Revenue Unrefunded, 7.263% due               Aaa/AAA        3,135,000
                     10/1/2002(Insured: MBIA)
1,000,000            Kentucky State Turnpike Authority Resources Recovery Revenue, 0%       Aaa/AAA        736,950
                     due7/1/2006 (Insured: FGIC)
140,000              Kentucky State Turnpike Authority Resources Recovery Road Revenue      Aaa/AAA        147,511
                     Series A,6.625% due 7/1/2008
150,000              Louisville  Water Revenue Refunding, 6.00% due 11/15/2006              Aaa/AAA        151,470
1,500,000            Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/2003     NR/NR          1,547,100
                     (Paul B.Hall Medical Center Project; Guaranteed: Health Management
                     Associates)
Louisiana            (4.00%)
4,000,000            Jefferson Parish Hospital District 2, 5.25% due 12/1/2015              Aaa/AAA        4,073,360
1,000,000            Lake Charles Harbor And Terminal District Revenue, 6.00% due           A3/A+          994,080
                     5/1/2006
1,000,000            Louisiana Offshore Authority Deepwater Port Rev. Series B, 6.25%       A3/A           1,042,620
                     due9/1/2004
1,100,000            Louisiana PFA Hospital, 1.20% due 7/1/2000 (St. Francis Medical        Aaa/AAA        1,099,901
                     CenterProject; Insured: FSA) (Inverse Floater)
1,300,000            Louisiana PFA Hospital Revenue and Refunding, 1.40% due 7/1/2001       Aaa/AAA        1,271,569
                     (St.Francis Medical Center Project; Insured: FSA) (Inverse Floater)
1,065,000            Louisiana PFA Multi Family Housing, 5.95% due 3/15/2019 put            NR/AA          1,077,876
                     3/15/05(Oakleigh Apts. Project; Insured: AXA)
3,170,000            Louisiana PFA Revenue, 5.375% due 12/1/2008 (Chateau De Notre Dame     NR/NR          2,886,855
                     Project)
3,675,000            Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care      NR/NR          3,346,749
                     CenterProject)
1,000,000            Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008     A1/A+          1,039,840
500,000              Louisiana State University Agricultural & Mechanical College Board,    NR/NR          524,820
                     7.70%due 4/15/2002  (ETM)
1,000,000            New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                Aaa/AAA        729,860
2,565,000            Orleans Levee District Public Improvement Trust Receipts Series        Aaa/AAA        2,613,068
                     1995-A,5.95% due 11/1/2001 (Insured: FSA)
10,000,000           Orleans Parish School Board, 0% due 2/1/2008  (ETM)                    Aaa/AAA        6,405,700
460,000              Ouachita Parish Hospital District 1 Series 1991, 7.25% due 7/1/2001    NR/A           471,767
                     (ETM)
3,000,000            Saint Charles Parish Pollution Control Revenue Variable Refunding      Baa3/BBB-      2,945,610
                     Series A,4.85% due 6/1/2030  put 6/1/02 (Entergy Louisiana Inc.
                     Project)
Maryland             (0.30%)
2,000,000            Howard County Multi-Family Housing Revenue, 7.00% due 7/1/2024  put    Baa2/NR        2,107,200
                     7/1/04(Chase Glen Project; Guaranty: Avalon Prop.)
Massachusetts        (4.10%)
2,000,000            Boston Economic Development And Industrial Corporation, 5.15% due      A1/NR          2,000,860
                     7/1/2025
1,000,000            Boston FHA Insured City Hospital Revenue Series A, 7.15% due           Aaa/NR         1,023,240
                     2/15/2001pre-refunded 8/15/00 (Boston City Hospital Project)
3,120,000            Boston Revenue City Hospital, 7.65% due 2/15/2010 pre-refunded         Aaa/NR         3,194,381
                     8/15/00
60,000               Haverhill General Obligation Municipal Purpose Loan Series 1991,       Baa3/BBB       63,365
                     7.50% due10/15/2011
135,000              Holyoke General Obligation Electric Revenue Series 1991-A, 8.00%       Baa1/BBB+      137,087
                     due6/1/2001
635,000              Holyoke General Obligation School Project Loan Act of 1948, 7.35%      Baa1/NR        657,581
                     due8/1/2002 pre-refunded 8/1/01
100,000              Holyoke General Obligation Sewer Revenue Series B, 8.00% due           Baa1/BBB+      101,546
                     6/1/2001
1,060,000            Lynn General Obligation, 7.00% due 1/15/2004                           Baa1/NR        1,121,310
2,335,000            Massachusetts Health & Educational Facilities Authority Series B,      NR/NR          2,321,294
                     5.50% due5/15/2011 put 5/15/01 (Community Health Capital Fund
                     Project:  LOC: FirstBoston)
3,000,000            Massachusetts Hynes Convention Center Authority Refunding Series       Aa2/AA-        2,976,240
                     1992, 0%due 9/1/2000
2,500,000            Massachusetts Hynes Convention Center Authority Refunding Series       Aa2/AA-        2,244,100
                     1992, 0%due 9/1/2002
2,500,000            Massachusetts IFA Recovery Refunding Revenue Series 1993-A, 5.45%      Aaa/AAA        2,522,550
                     due7/1/2001 (Insured: FSA)
1,000,000            Massachusetts Industrial Finance Agency Pollution Control              A2/A+          990,130
                     RevenueRefunding, 5.875% due 8/1/2008
1,950,000            Massachusetts Industrial Finance Agency Resources Recovery Revenue,    NR/BBB         1,865,838
                     4.95%due 12/1/2006
1,000,000            Massachusetts Industrial Finance Agency Revenue, 8.375% due            NR/NR          1,174,240
                     2/15/2018pre-refunded 2/15/06 @ 102 (Glenmeadow Retirement Community
                     Project)
1,575,000            Massachusetts Prerefunded Capital Appreciation Consolidated B, 0%      Aa2/AA-        1,509,464
                     due6/1/2001
425,000              Massachusetts Unrefunded Balance Capital Appreciation B, 0% due        Aa2/AA-        406,857
                     6/1/2001
1,150,000            New Bedford Industrial Revenue, 7.42% due 7/1/2002 (Aerovox            NR/NR          1,156,474
                     CorporationProject; Guarantee: Cooper Industries)
1,000,000            New England Education Loan Marketing Corporation Student Loan          Aa/NR          1,034,550
                     RevenueSeries 1992-F, 6.50% due 9/1/2002
300,000              Springfield General Obligation, 7.75% due 5/1/2001                     Baa3/NR        307,221
300,000              Springfield General Obligation, 7.80% due 5/1/2002                     Baa3/NR        312,300
1,500,000            Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)         Aaa/AAA        1,728,705
1,000,000            University of Massachusetts Bldg. Authority Ref  Revenue Series        Aa2/A+         1,063,410
                     1991-A,7.15% due 5/1/2003
1,250,000            Worcester Municipal Purpose Loan of 1991 General Obligation, 6.80%     Aaa/AAA        1,275,075
                     due5/15/2001 (Insured: MBIA)
Michigan             (3.00%)
3,000,000            Detroit Economic Development Corp. Refunding, 7.00% due 6/1/2012 put   NR/NR          2,993,880
                     6/1/02(E.H. Associates Project; LOC: First Fed of Michigan)
1,405,000            Detroit Series A, 6.00% due 4/1/2007                                   Aaa/AAA        1,487,853
500,000              Dickinson County Economic Development Corporation Solid Waste          Baa1/BBB+      510,155
                     DisposalRevenue, 6.55% due 3/1/2007
510,000              Livingston County Building Authority, 6.00% due 7/1/2009 (Insured:     Aaa/AAA        513,886
                     MBIA)
2,000,000            Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012       Aaa/AAA        1,990,380
                     (Insured;FSA)
740,000              Michigan Hospital Finance Authority Revenue 1991-A Garden City         Ba3/NR         756,458
                     Hospital,8.30% due 9/1/2002
13,000,000           Michigan Hospital Finance Authority Revenue Series A, 5.375% due       Aa2/AA         12,832,040
                     11/15/2033
2,000,000            Wayne County Building Authority Limited Tax General Obligation         A3/A-          2,134,660
                     Sinking FundSeries 1992-A, 7.80% due 3/1/2005 pre-refunded 3/1/02 @
                     102
180,000              Wayne County Wastewater Control System Limited Tax General             A3/NR          186,955
                     ObligationRefunding, 7.875% due 5/1/2002  (ETM)
Minnesota            (0.50%)
450,000              Coon Rapids Industrial Development Ref. Rev., 6.75% due 12/1/2001      NR/NR          450,441
                     (LOC:Norwest Bank)
1,500,000            Metropolitan Council Minneapolis - St. Paul Area Sports Facilities     A/A            1,503,390
                     Revenue,5.30% due 10/1/2000 (Hubert H. Humphery Metrodome Project)
                     (ETM)
320,000              Minneapolis - St. Paul Single Family Housing Revenue Series A, 8.25%   NR/AAA         320,720
                     due11/1/2007 (GNMA Collateralized)
1,100,000            Minneapolis And St. Paul Housing And Redevelopment Authority, 6.75%    Aaa/AAA        1,126,961
                     due8/15/2014 (Insured: MBIA)
500,000              Minneapolis Community Development Agency Supported Dev. Rev. Ltd Tax   NR/A-          517,965
                     -Common Bond Series G-3, 7.00% due 12/1/2003
200,000              Minneapolis MFHR Refunding Series 1991, 6.75% due 10/1/2001            NR/AAA         203,206
                     (ChurchillApartments Project; FHA Mortgage Insurance)
Mississippi          (0.30%)
1,000,000            Medical Center Education Building Corp. Rev., 7.00% due                NR/A           1,009,230
                     12/1/2000(University of Mississippi Medical Center Project)
300,000              Mississippi Hospital Equipment & Facilities Authority Revenue, 8.60%   Baa3/NR        304,854
                     due1/1/2001 (Rush Medical Foundation Project) (ETM)
640,000              Mississippi State, 6.20% due 2/1/2008                                  Aaa/AAA        683,872
Missouri             (0.90%)
1,555,000            Jackson County Public Building Corporation Leasehold Revenue Series    Aaa/AAA        1,625,923
                     1996,6.00% due 12/1/2004 (Capital Improvement Project; Insured:
                     MBIA)
255,000              Missouri Enviromental Improvement & Energy Resources Authority         Aaa/NR         265,904
                     RevenueSeries 1991-A, 6.50% due 12/1/2002 (State Revolving Revenue
                     Project)
325,000              Missouri Enviromental Improvement & Energy Resources Authority         Aaa/NR         339,521
                     RevenueSeries 1991-A, 6.60% due 12/1/2003 (State Revolving Revenue
                     Project)
1,055,000            Missouri Health & Education Facilities Authority Revenue, 0% due       NR/NR          979,103
                     1/1/2002 (ETM)
3,860,000            St. Louis IDA Refunding Revenue Series 1993-B, 5.10% due 12/1/2008     NR/A-          3,861,274
                     put12/1/00 (Westport Residence Project; Guaranteed: Lincoln
                     NationalCorporation)
Montana              (0.10%)
415,000              Montana Higher Education Student Loan Revenue Series 1992-A, 6.70%     A/NR           424,956
                     due12/1/2001
Nebraska             (1.30%)
1,500,000            Nebraska IFA Hospital Equipment Revenue, 6.85% due 3/1/2002            Aaa/AAA        1,554,210
                     pre-refunded3/1/01 @ 102 (Insured: MBIA)
2,835,000            Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding         NR/AAA         2,854,647
                     1995-A,5.50% due 12/1/2025 put 12/1/05 (Willow Park Apartments
                     Project; FNMACollateralized)
5,000,000            Omaha Public Power District Nebraska Electric Revenue Series A,        NR/AA          5,285,100
                     7.50% due2/1/2006
Nevada               (1.10%)
1,550,000            Las Vegas  Downtown Redevelopment, 7.80% due 6/1/2001                  Baa/A-         1,582,271
1,085,000            Washoe County Airport Authority Revenue Refunding, 5.30% due           Aaa/AAA        1,085,022
                     7/1/2000(Insured: MBIA)
1,325,000            Washoe County Airport Authority Revenue Refunding, 5.45% due           Aaa/AAA        1,336,951
                     7/1/2001(Insured: MBIA)
750,000              Washoe County Airport Authority Revenue Refunding, 5.60% due           Aaa/AAA        762,188
                     7/1/2002(Insured: MBIA)
3,500,000            Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)       Aaa/AAA        3,610,810
New Hampshire        (1.00%)
500,000              New Hampshire Capital Appreciation General Obligation, 0% due          Aa2/AA+        408,880
                     7/1/2004
5,000,000            New Hampshire Health and Educational Authority Revenue Bond Series     A2/NR          4,908,450
                     B, 5.05%due 3/1/2023 put 3/1/03 (Riverwoods at Exeter Project; LOC:
                     Banque Paribas)
2,485,000            New Hampshire Industrial Development Authority Revenue, 5.50% due      NR/AA-         2,470,463
                     12/1/2009(Central Vermont Public Services; LOC: Toronto Dominion
                     Bank)
New Jersey           (0.50%)
595,000              Hudson County Certificates of Participation, 6.20% due                 Aaa/AAA        617,574
                     6/1/2003(Corrections Facility Project; Insured: MBIA)
1,000,000            New Jersey Health Care Facilities Financing Authority Revenue, 7.00%   NR/AAA         1,058,840
                     due7/1/2003 (Christ Hospital Project; Insured: Connie Lee)
1,000,000            New Jersey State Transportation Trust Fund Authority, 5.50% due        Aa2/AA         1,033,540
                     6/15/2009
1,000,000            New Jersey Turnpike Authority Revenue Series A, 5.70% due 1/1/2001     A3/A-          1,006,690
New Mexico           (1.10%)
1,000,000            Albuquerque Hospital Revenue Series A, 6.375% due 8/1/2007 (Insured:   Aaa/AAA        1,048,160
                     MBIA)
1,800,000            Farmington Pollution Control Revenue, 4.45% due 5/1/2024 put 8/1/00    P1/A1+         1,800,000
                     (dailydemand notes)
1,400,000            Farmington Pollution Control Revenue, 4.45% due 9/1/2024 put 8/1/00    P1/A1+         1,400,000
                     (LOC:Barclays Bank) (daily demand notes)
326,000              Santa Fe County Office and Training Facilities Revenue Series 1990,    Aaa/NR         333,524
                     9.00%due 1/1/2001  (ETM)
2,000,000            Santa Fe Industrial Revenue Housing Refunding, 7.25% due 12/1/2005     NR/NR          2,108,360
                     (Poncede Leon Project; Guaranteed: Health Care REIT)
745,000              Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due     NR/NR          758,798
                     6/1/2004
510,000              Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due     NR/NR          522,852
                     6/1/2005
775,000              Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due     NR/NR          798,250
                     6/1/2006
New York             (4.70%)
1,785,000            Islip Resources Recovery Agency Series 85-D, 5.95% due 7/1/2003        Aaa/AAA        1,847,314
                     (Insured:AMBAC)
1,500,000            Long Island Power Authority Electric Systems Revenue General Series    Aaa/AAA        1,595,775
                     A,6.00% due 12/1/2007 (Insured: AMBAC)
1,200,000            Long Island Power Authority Electric Systems Revenue Subordinated      VMIG1/A1+      1,200,000
                     Series 5,4.40% due 5/1/2033 put7/1/00 (daily demand notes)
500,000              Metropolitian Transit Authority Services Contract Commuter Fac Rev,    Baa1/A         519,830
                     7.00%due 7/1/2002
1,050,000            Monroe County Note Industrial Development Agency, 5.375% due           NR/AA          1,062,337
                     6/1/2007(Saint John Fisher College Project)
500,000              New York City General Obligation Series A, 7.00% due 8/1/2003          A3/A-          530,440
800,000              New York City General Obligation Series D, 6.30% due 2/1/2001  (ETM)   Aaa/A-         809,216
1,960,000            New York City General Obligation Series D, 6.30% due 2/1/2001          A3/A-          1,979,894
750,000              New York City General Obligation Series D, 5.70% due 8/1/2002          A3/A-          764,407
785,000              New York City General Obligation Series E, 6.30% due 8/1/2001  (ETM)   Aaa/A-         800,943
1,910,000            New York City General Obligation Series E, 6.30% due 8/1/2001          A3/A-          1,944,495
1,000,000            New York City General Obligation Series E, 7.00% due 8/1/2004          Aaa/AAA        1,081,080
                     (Insured:AMBAC)
250,000              New York City Health and  Hospital Corp. Rev Series A, 6.00% due       Baa3/BBB-      258,318
                     2/15/2005
1,525,000            New York Dormitory Authority, 6.00% due 2/1/2004 (Millard Fillmore     Aaa/AAA        1,583,545
                     HospitalProject; Insured: AMBAC)
1,040,000            New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain            NR/AAA         1,100,185
                     ValleyPhysicians; Insured: Connie Lee)
1,000,000            New York Dormitory Authority Revenue State University                  A3/A           1,060,560
                     EducationalFacilities Series A, 7.00% due 5/15/2004
2,500,000            New York Dormitory Authority Revenues, 6.00% due 9/1/2008 (Long        NR/AA          2,589,800
                     IslandUniversity Project; ASSET GUARANTEE)
1,500,000            New York Dormitory Authority Revenues Insured, 5.50% due 7/1/2009      Aaa/AAA        1,538,535
                     (StatenIsland University Hospital Project)
1,500,000            New York Local Government Assistance Corporation Revenue Series D,     A3/AA-         1,545,795
                     6.50%due 4/1/2002
1,500,000            New York Medical Care Facilities Finance, 7.25% due 2/15/2001          A3/A           1,523,055
1,320,000            New York Thruway Authority General Revenue Special Obligation, 0%      NR/BBB         991,954
                     due1/1/2006
2,500,000            New York Urban Development Corporation, 7.60% due 4/1/2003             Aaa/A          2,608,950
                     pre-refunded4/1/01
255,000              New York Urban Development Corporation Revenue University              Baa1/A         266,016
                     FacilitiesGrants, 6.00% due 1/1/2006
3,425,000            New York Urban Development Corporation Series 7, 6.00% due 1/1/2006    Baa1/A         3,577,960
710,000              Oneida County Industrial Development Agency Series C, 6.00% due        NR/AA          742,184
                     1/1/2009(Civic Facility Faxton Hospital Project)
1,000,000            Suffolk County Judicial Facilities Agency Service Agreement Revenue,   Aaa/AAA        1,030,830
                     5.50%due 4/15/2009 (John P. Cohalan Complex Project;  Insured:
                     AMBAC)
1,000,000            Triborough Bridge and Tunnel Authority, 6.50% due 1/1/2004 (Insured:   Aaa/AAA        1,029,790
                     MBIA)
390,000              Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005      NR/NR          390,332
                     (JuliaDykman Project)
North Carolina       (1.60%)
510,000              Gastonia Housing Corp First Lien Rev Series A, 5.75% due 7/1/2004      NR/A-          508,383
                     (GolfviewVillage Square Apartment Project)
390,000              North Carolina Housing Finance Authority Single Family Housing         Aa1/AA+        390,874
                     Revenue,6.80% due 7/1/2008
1,865,000            North Carolina Municipal Power Agency 1 Catawba Electrical Revenue,    Aaa/AAA        1,945,363
                     6.00%due 1/1/2005 (Insured: MBIA)
2,400,000            North Carolina Municipal Power Agency Number 1 Catawba Electric        Aaa/AAA        2,544,384
                     Revenue,6.00% due 1/1/2010 (Insured: MBIA)
3,400,000            North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007     Aaa/AAA        3,580,982
2,800,000            North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008     Aaa/AAA        2,957,248
North Dakota         (0.30%)
910,000              Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25%        Aaa/AAA        963,754
                     due8/15/2005 (Altru Health System Project; Insured: MBIA)
1,250,000            North Dakota Student Loan Revenue, 5.45% due 7/1/2002 (Insured:        Aaa/AAA        1,264,150
                     AMBAC)
Ohio                 (5.30%)
1,000,000            Barberton Hospital Facilities Series 1992, 6.65% due 1/1/2002          A/NR           1,027,830
3,200,000            Butler County Hospital Revenue Bonds, 5.15% due 11/1/2017 put          VMIG1/A-1      3,162,432
                     11/1/02(Middletown Regional Hospital Project; LOC: Star Bank)
1,000,000            Cincinnati School District Revenue Anticipation Notes, 6.15% due       NR/A-          1,025,860
                     6/15/2002 (ETM)
525,000              Cleveland  Waterworks Revenue Series A, 6.125% due 1/1/2008            Aa3/AA-        532,613
595,000              Cleveland Certificate of Participation, 7.10% due 7/1/2002 (Motor      A3/A-          600,623
                     Vehicle &Community Equipment Project)
2,255,000            Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due         Aa3/AA-        2,349,642
                     1/15/2006(University Hosps Health Systems Project)
1,000,000            Erie County Hospital Improvement Refunding Revenue Series, 6.25%       A2/A           1,007,610
                     due1/1/2001 (Firelands Community Hospital Project)
2,000,000            Franklin County General Obligation  , 6.375% due 12/1/2017             NR/NR          2,087,140
                     pre-refunded12/1/01 @ 102
1,100,000            Hamilton County Hospital Facilities Refunding Revenue Series 1992,     Aa2/NR         1,108,371
                     6.25%due 1/1/2001 (Episcopal Retirement Homes Project; LOC:
                     Fifth/Third Bank)
1,400,000            Hudson City Library Improvement, 6.35% due 12/1/2011                   Aa2/NR         1,533,966
2,065,000            Knox County Hospital Facilities Revenue Refunding, 4.50% due           NR/AA          1,950,805
                     6/1/2006 (KnoxCommunity Hospital Project; Insured: Asset Guaranty)
1,300,000            Mahoning Valley District Water Refunding, 5.85% due 11/15/2008         Aaa/AAA        1,376,596
770,000              Mahoning Valley District Water Refunding, 5.90% due 11/15/2009         Aaa/AAA        818,941
510,000              Mayfield Heights Municipal Building Improvement, 7.60% due             Aaa/AAA        516,538
                     12/1/2008(Insured: MBIA)
2,250,000            Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic               Aa3/AA-        2,329,493
                     HealthInitiatives)
2,385,000            Montgomery County Revenue, 6.00% due 12/1/2009  (Catholic              Aa3/AA-        2,468,093
                     HealthInitiatives)
1,530,000            Montgomery County Revenue, 6.00% due 12/1/2010  (Catholic              Aa3/AA-        1,580,169
                     HealthInitiatives)
1,500,000            Ohio Air Quality Development Authority, 8.00% due 12/1/2013            Aaa/AAA        1,621,500
                     (ClevelandProject; Insured: FGIC)
5,000,000            Ohio Capital Facilities Series A, 5.75% due 6/15/2010                  Aa1/AA+        5,264,300
1,760,000            Ohio Water Development Authority Revenue Refunding, 5.00% due          Aaa/AAA        1,715,454
                     12/1/2012(Insured: MBIA)
3,095,000            Ohio Water Development Authority Safe Water Refunding, 0% due          Aaa/AAA        3,036,040
                     12/1/2000(Insured: MBIA)
680,000              Plain Local School District Capital Appreciation, 0% due 12/1/2006     Aaa/NR         489,702
845,000              Plain Local School District Capital Appreciation, 0% due 12/1/2007     Aaa/NR         575,690
975,000              Reading Revenue Development, 6.00% due 2/1/2009  St. Marys             NR/AA          1,013,357
                     EducationalInstitute Project; Asset Guarantee)
985,000              Warren County Hospital Facilities Improvement and Refunding Revenue,   Aa2/NR         995,126
                     6.80%due 7/1/2001 (Otterbein Home Project; LOC: Fifth/Third Bank)
705,000              Washington County Hospital Facilities Revenue, 6.875% due              Baa1/NR        720,919
                     9/1/2002(Marietta Area Health Project)
Oklahoma             (1.70%)
1,190,000            Broken Arrow Utility Systems and Sales Tax Revenue Series 1992-A,      Aaa/AAA        1,205,351
                     6.00% due5/1/2001 (Insured: FGIC)
1,235,000            Claremore Public Works Authority Revenue Refunding, 6.00% due          Aaa/NR         1,305,321
                     6/1/2006
1,340,000            Claremore Public Works Authority Revenue Refunding, 6.00% due          Aaa/NR         1,421,525
                     6/1/2007
740,000              Jenks Aquarium Authority Revenue First Mortgage, 5.50% due             Aaa/NR         740,562
                     7/1/2010(Insured: MBIA)
2,380,000            Oklahoma Authority Revenue Refunding Health Systems Obligation Group   Aaa/AAA        2,468,417
                     SeriesA, 5.75% due 8/15/2007
2,340,000            Oklahoma Authority Revenue Refunding Health Systems Obligation Group   Aaa/AAA        2,468,794
                     SeriesA, 6.00% due 8/15/2010 (Insured: MBIA)
1,210,000            Oklahoma City Municipal Improvement Authority Water & Sewer Revenue    Aaa/AAA        1,209,843
                     SeriesA Refunding, 0% due 7/1/2000 (Insured: AMBAC)
620,000              Pushmataha County Town of Antlers Hospital Authority Revenue           NR/NR          643,424
                     RefundingSeries 1991, 8.75% due 6/1/2003
1,155,000            Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/2003     Aa3/AA         1,176,044
                     (St.John's Medical Center Project)
750,000              Tulsa Public Facilities Authority Solid Waste Steam & Electric         Aaa/AAA        762,082
                     RevenueRefunding Series 1994, 5.45% due 11/1/2004 (Ogden Martin
                     Systems of TulsaProject; Insured: AMBAC)
Oregon               (0.70%)
2,500,000            Clackamas County Hospital Facility Authority Revenue Bonds, 6.10%      A1/AA-         2,542,350
                     due10/1/2001
1,490,000            Clackamas County Hospital Facility Authority Revenue Refunding         NR/NR          1,386,698
                     Series A,5.50% due 9/15/2008
1,325,000            Emerald Peoples Utility District Revenue, 7.20% due 11/1/2003          Aaa/AAA        1,426,071
                     (Insured:FGIC)
300,000              Oregon State General Obligation, 9.00% due 10/1/2000                   Aa2/AA         303,357
Pennsylvania         (4.90%)
1,505,000            Allegheny County Hospital Development Health Series B  , 6.30% due     A2/NR          1,527,229
                     5/1/2009
955,000              Beaver County Industrial Development Authority Pollution Control       Baa2/A-        962,640
                     Revenue,7.00% due 6/1/2008 (J & L Specialty Steel Project)
2,540,000            Blair County Hospital Authority Revenue, 5.375% due 7/1/2006           Aaa/AAA        2,580,970
                     (AltoonaHospital Project; Insured: AMBAC)
1,000,000            Chester County Utility, 7.00% due 12/15/2011 pre-refunded 8/01/01      Aa2/AA         1,027,010
500,000              Clariton School District General Obligation, 0% due 11/1/2002          NR/A           444,505
500,000              Delaware County Authority Health Care Revenue, 6.00% due 11/15/2007    Aaa/NR         521,365
                     (MercyHealth Corporation Project)
4,250,000            Delaware County Pollution Control Refunding Series A, 5.20% due        Baa2/BBB+      4,156,287
                     4/1/2021(Peco Energy Company Project)
1,000,000            Erie School District General Obligation, 0% due 12/1/2000  (ETM)       NR/NR          980,750
1,000,000            Geisinger Authority Pennsylvania Health Systems Revenue, 5.50%         Aa2/AA         1,007,060
                     due8/15/2009
1,300,000            Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004 crossover       Aaa/AAA        1,337,479
                     refunded6/1/01 @ 101 (Insured: FSA)
1,570,000            Manheim Township School Authority School Revenue Series 1978, 6.625%   NR/AAA         1,612,202
                     due12/1/2007
1,455,000            Mc Keesport Area School District General Obligation Refunding          NR/A           1,437,555
                     RevenueSeries 1991, 0% due 10/1/2000
1,680,000            Mc Keesport Area School District General Obligation Refunding          NR/A           1,499,820
                     RevenueSeries 1991, 0% due 10/1/2002
730,000              Montgomery County Higher Education And Health Authority, 6.25% due     Baa2/NR        722,043
                     7/1/2006
550,000              Montgomery County Higher Education And Health Authority, 6.375%        Baa2/NR        542,636
                     due7/1/2007
1,500,000            Montgomery County Industrial Development Authority Pollution           Baa2/BBB+      1,475,220
                     ControlRevenue Series A, 5.20% due 10/1/2030
4,295,000            Montgomery County Industrial Development Authority Revenue, 7.50%      NR/A+          4,401,172
                     due1/1/2012
450,000              New Castle Area Hospital Authority Revenue Series A, 6.20% due         Ba2/NR         444,888
                     11/15/2002(St. Francis Hospital Project)
750,000              Northeastern Pennsylvania Hospital & Education Authority Health        Aaa/AAA        783,975
                     CareRevenue, 6.20% due 1/1/2004 (Wyoming Valley Health Care Series A
                     Refunding;Insured: AMBAC)
2,750,000            Pennsylvania Certificates of Participation Series A, 5.40% due         Aaa/AAA        2,763,145
                     7/1/2009(Insured: AMBAC)
525,000              Pennsylvania Higher Education Facilities Authority Revenue, 6.15%      Baa3/NR        537,437
                     due4/1/2004  (ETM)
750,000              Pennsylvania Higher Educational Facility  Series A, 6.00% due          A3/A           741,585
                     1/1/2005(University Pennsylvania Health Services Project)
1,805,000            Philadelphia Authority For Industrial Development Revenues, 8.00%      Aaa/NR         1,991,330
                     due1/1/2014
1,000,000            Philadelphia Hospital And Higher Education Facilities Authority        A1/AA-         986,630
                     Revenue,5.50% due 5/15/2006
500,000              Southeastern Pennsylvania Transportation Authority, 6.00% due          Aa3/AA-        506,990
                     6/1/2001(LOC: Canadian Imperial Bank of Commerce)
2,825,000            State Public School District Building Authority Reading School         Aaa/AAA        2,819,576
                     DistrictCapital Appreciation Series B, 0% due 7/15/2000 (Insured:
                     MBIA)
Puerto Rico          (0.30%)
1,000,000            Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70%      Baa1/BBB+      1,000,030
                     due7/1/2000
1,000,000            Puerto Rico Municipal Finance Agency Series A, 5.70% due 7/1/2003      Baa1/A-        1,042,990
250,000              Puerto Rico Public Improvement General Obligation, 6.60% due           NR/AAA         264,415
                     7/1/2004 pre-refunded 7/1/02 @ 101.5
Rhode Island         (1.20%)
775,000              Providence Public Building Authority Refunding Series B, 5.50%         Aaa/AAA        782,719
                     due12/15/2001
810,000              Providence Public Building Authority Refunding Series B, 5.50%         Aaa/AAA        821,235
                     due12/15/2002
860,000              Providence Public Building Authority Refunding Series B, 5.50%         Aaa/AAA        874,198
                     due12/15/2003
1,075,000            Providence Public Building Authority Refunding Series B, 5.75%         Aaa/AAA        1,114,947
                     due12/15/2007
2,190,000            Rhode Island Depositors Economic Protection Corp. Series 1992-A,       Aaa/AAA        2,253,204
                     6.10% due8/1/2002 (Insured: FSA)
1,325,000            Rhode Island Economic Development Corporation Revenue, 5.75% due       NR/AA          1,336,024
                     7/1/2010(Providence Place Mall Project; AssetT Guarantee)
180,000              Rhode Island Health & Educational Building Corporation Health          NR/NR          180,016
                     FacilitiesRevenue, 8.00% due 7/1/2000 (Steere House Issue Project)
                     (ETM)
344,000              Rhode Island Industrial Facilities Corporation Series 1991, 5.875%     A1/NR          344,017
                     due6/1/2002 (Paramount Cards, Inc. Project; LOC: Bank of Scotland)
1,500,000            Rhode Island Student Loan Authority Student Loan Rev. Ref. Series A,   A/NR           1,510,020
                     6.55%due 12/1/2000  (ETM)
South Carolina       (0.50%)
2,050,000            Charleston County Certificates of Participation, 6.00% due 12/1/2007   Aaa/AAA        2,182,204
300,000              Edgefield County School District General Obligation, 8.50% due         Aaa/AAA        317,445
                     2/1/2002(Insured: FSA)
860,000              Piedmont Municipal Power Agency Electric Revenue, 6.25% due            Aaa/AAA        893,377
                     1/1/2004(Insured: FGIC)
500,000              South Carolina State Housing Authority Multi Family Revenue, 7.375%    NR/NR          500,115
                     due12/1/2007
South Dakota         (0.40%)
1,400,000            South Dakota Health and Educational Facilities Authority Revenue       Aaa/AAA        1,415,162
                     Series1992, 5.40% due 9/1/2001 (Rapid City Regional Hospital
                     Project; Insured:MBIA)
1,250,000            South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/2003 (Insured:   Aaa/AAA        1,362,738
                     FSA)
Tennessee            (1.60%)
5,000,000            Chattanooga-Hamilton County Hospital Revenue, 8.871% due 5/25/2021     Aaa/AAA        5,368,750
                     refunded5/1/01 @ 102 (Erlanger Medical Center Project; Insured: FSA)
1,565,000            Clarksville Natural Gas Corporation Series 1994-A, 7.00% due           NR/BBB-        1,602,294
                     5/1/2002(Guaranty: Louis Dreyfus Natural Gas)
1,130,000            Clarksville Natural Gas Corporation Series 1994-A, 7.00% due           NR/BBB-        1,156,928
                     11/1/2002(Guaranty: Louis Dreyfus Natural Gas)
1,150,000            Franklin Industrial Development Multi-Family Refunding Housing         Aaa/AAA        1,153,623
                     Series A,5.75% due 4/1/2010
1,000,000            Hamilton County Industrial Development Board, 5.75% due 9/1/2005       Aaa/AAA        1,041,100
1,070,000            Southeast Tax Exempt Mortgage Bond Trust, 7.25% due 4/1/2017  put      /              1,114,330
                     4/1/03(Inv. Agreement: Bayeriche Landesbank)
985,000              Tennessee Housing Development Agency Mortgage Finance Series A,        A1/AA          1,000,996
                     5.70% due7/1/2008
Texas                (9.00%)
3,300,000            Coppell Independent School District Capital Appreciation Refunding,    NR/AAA         2,263,800
                     0% due8/15/2007
2,000,000            Corpus Christi Utility Systems Revenue Refunding, 5.50% due            Aaa/AAA        2,058,380
                     7/15/2005(Insured: FSA)
4,070,000            Corpus Christi Utility Systems Revenue Refunding, 5.50% due            Aaa/AAA        4,198,409
                     7/15/2006(Insured: FSA)
2,000,000            Corpus Christi Utility Systems Revenue Refunding, 5.50% due            Aaa/AAA        2,062,820
                     7/15/2008(Insured: FSA)
4,780,000            Corpus Christi Utility Systems Revenue Refunding, 5.50% due            Aaa/AAA        4,927,463
                     7/15/2009(Insured: FSA)
1,065,000            Cypress-Fairbanks Independent School District General Obligation, 0%   Aaa/AAA        985,519
                     due2/1/2002 (Insured: FGIC)
1,300,000            Denison Hospital Authority Hospital Revenue, 5.90% due 8/15/2007       NR/BBB-        1,248,104
                     (TexomaMed Center Incorporated Project)
1,000,000            Denton County General Obligation, 7.75% due 7/15/2002 (Insured:        Aaa/AAA        1,059,130
                     MBIA)
4,500,000            Ector County Hospital District Hospital Revenue Refunding, 5.50%       Aaa/AAA        4,579,560
                     due4/15/2004 (Insured: MBIA)
1,390,000            Ector County Hospital Revenue, 7.125% due 4/15/2002                    A2/A           1,426,710
4,000,000            Harris County Flood Control District L.T.G.O. Series 1991-A, 0%        Aaa/AAA        3,769,240
                     due10/1/2001 (Insured: MBIA)
1,000,000            Harris County Health Facilities Dev. Corp. Hospital Revenue, 6.90%     A3/NR          1,038,840
                     due6/1/2002 (Memorial Hospital Systems Project)
4,410,000            Harris County Health Facilities Development Corporation Thermal        Aaa/AAA        4,474,827
                     UtilityRevenue, 5.45% due 2/15/2011 (Insured: AMBAC)
1,800,000            Harris County Hospital District Mortgage Revenue  Refunding, 7.40%     Aaa/AAA        2,023,650
                     due2/15/2010 (Insured: AMBAC)
680,000              Houston Housing Finance Corp. SFMRB Series A, 5.35% due 6/1/2002       Aaa/AAA        681,244
                     (Insured:FSA)
500,000              Houston Water Conveyance Systems Contract Certificates of              Aaa/AAA        527,595
                     PartcipationSeries F, 7.20% due 12/15/2002 (Insured: AMBAC)
1,295,000            Irving Flood Control District Section 3 Refunding Capital              Baa1/NR        1,220,007
                     Appreciation, 0%due 9/1/2001
2,000,000            Irving Independent School District Capital Appreciation, 0% due        Aaa/AAA        1,847,240
                     2/15/2002(Guarantee: PSF)
500,000              Irving Independent School District Capital Appreciation, 0% due        Aaa/AAA        416,570
                     2/15/2004(Guarantee: PSF)
2,230,000            Lower Colorado River Authority Jr. Lien Refunding Revenue Series       Aaa/AAA        2,178,955
                     1992, 0%due 1/1/2001 (Insured: AMBAC)
1,415,000            Midlothian Independent School District Capital Appreciation            Aaa/NR         948,871
                     Refunding, 0%due 2/15/2008
1,200,000            Midlothian Independent School District Capital Appreciation            Aaa/NR         759,780
                     Refunding, 0%due 2/15/2009
1,600,000            Mission Consolidated Independent School, 6.50% due 2/15/2008           Aaa/AAA        1,749,440
                     (Guarantee:PSF)
2,275,000            New Caney  Independent School District Capital Appreciation            Aaa/AAA        1,798,228
                     Refunding, 0%due 2/15/2005
4,600,000            Plano Capital Appreciation Refunding General Obligation, 0% due        Aaa/AAA        4,456,986
                     3/1/2001
900,000              San Antonio Refunding General Improvement, 6.00% due 8/1/2008          Aa2/AA+        959,832
965,000              Southlake Texas Tax Increment Certificates Obligation Series B, 0%     Aaa/AAA        673,049
                     due2/15/2007 (Insured: AMBAC)
1,120,000            Southlake Texas Tax Increment Certificates Obligation Series B, 0%     Aaa/AAA        731,886
                     due2/15/2008 (Insured: AMBAC)
1,275,000            Southlake Texas Tax Increment Certificates Obligation Series B, 0%     Aaa/AAA        779,510
                     due2/15/2009 (Insured: AMBAC)
1,440,000            Southlake Texas Tax Increment Certificates Obligation Series B, 0%     Aaa/AAA        827,683
                     due2/15/2010 (Insured: AMBAC)
500,000              Spring Branch Independent School District, 7.50% due 2/1/2011          Aaa/AAA        597,875
1,400,000            Tarrant County Health Facilities Development Corporation, 5.75%        Aaa/AAA        1,414,322
                     due2/15/2011 (Insured: MBIA)
1,000,000            Texarkana Health Facilities Development Corporation Hospital           Aaa/AAA        1,034,400
                     Revenue, 5.75%due 10/1/2008 (Insured: MBIA)
2,300,000            Travis County Health Development Corporation Series A, 5.75% due       Aaa/AAA        2,392,759
                     11/15/2008
2,000,000            Travis County Health Facilities Development Corporation Revenue        Aaa/AAA        2,074,660
                     Series A,5.75% due 11/15/2009 (Insured: MBIA)
2,000,000            Travis County Health Facilities Development Series A, 5.75% due        Aaa/AAA        2,077,460
                     11/15/2010(Ascension Health Credit Project)
1,000,000            University of Texas Permanent University Fund, 8.00% due 7/1/2003      Aaa/AAA        1,090,250
2,020,000            Washington County Health Facilities Development Corporation Revenue,   NR/A           1,928,332
                     5.35%due 6/1/2009
Utah                 (2.60%)
1,000,000            Davis County Solid Waste Management and Recovery Rev., 5.90% due       Aaa/A          1,030,810
                     6/15/2003 (ETM)
8,000,000            Intermountain Power Agency Revenue, 0% due 7/1/2000  (ETM)             Aaa/AAA        7,998,960
1,000,000            Intermountain Power Agency Revenue Series B, 0% due 7/1/2004           A1/A+          811,720
1,105,000            Intermountain Power Agency Utah Power Refunding Series A, 5.20%        A1/A+          1,111,763
                     due7/1/2006
2,405,000            Ogden Neighborhood Development Agency Tax Increment Revenue Series     A2/NR          1,735,568
                     A, 0%due 12/30/2005 (LOC: Sumitomo Bank)
100,000              Ogden Neighborhood Development Agency Utah Tax Increment Revenue       A2/NR          97,281
                     Series A,0% due 12/30/2000 (25th Street Project: LOC: Sumitomo Bank)
600,000              Salt Lake City Municipal Building Authority Lease Revenue Series A,    Aa3/A+         615,882
                     5.75%due 10/15/2008
2,000,000            Salt Lake County Municipal Building, 5.25% due 10/1/2008               Aa3/AA         2,033,320
1,500,000            Salt Lake County Municipal Building, 5.50% due 10/1/2009               Aa3/AA         1,549,275
805,000              Utah Housing Finance Agency Refunding Single Family Mortgage, 5.35%    Aa/AA          811,512
                     due7/1/2003
2,000,000            Weber County Housing Authority MFHR Series 1991, 6.50% due             Aaa/AAA        2,033,740
                     11/1/2018  put11/1/01 (Cherry Creek Apartment Project; LOC: First
                     Security Bank of Utah,Insured: FGIC)
Vermont              (0.20%)
1,250,000            Vermont Educational And Health Buildings Financing Agency Revenue,     NR/BBB         1,223,525
                     6.00%due 9/1/2006
Virginia             (2.00%)
1,010,000            Alexandria Industrial Development Authority Revenue, 5.75% due         Aaa/AAA        1,051,784
                     10/1/2007(Insured: AMBAC)
1,070,000            Alexandria Virginia Industrial Development Authority Revenue, 5.75%    Aaa/AAA        1,114,812
                     due10/1/2008 (Insured: AMBAC)
1,130,000            Alexandria Virginia Industrial Development Authority Revenue, 5.75%    Aaa/AAA        1,177,618
                     due10/1/2009 (Insured: AMBAC)
1,195,000            Alexandria Virginia Industrial Development Authority Revenue, 5.75%    Aaa/AAA        1,244,688
                     due10/1/2010 (Insured: AMBAC)
495,000              Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007          Aa2/AA         495,916
3,000,000            Hampton Redevelopment Housing Authority Multi Family Housing           Baa2/NR        3,133,470
                     RefundingSeries 1994, 7.00% due 7/1/2024  put 7/1/04 (Chase Hampton
                     ApartmentsProject)
1,755,000            Henrico County IDA Public Facility Lease Revenue, 6.50% due            Aa2/AA         1,758,071
                     8/1/2000(Henrico County Regional Jail Project)
3,000,000            Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024       Baa2/NR        3,133,470
                     put7/1/04 (Chase Heritage @ Dulles Project)
1,960,000            Virginia Housing Development Authority Series C-8, 5.70% due           Aa1/AA+        1,989,086
                     7/1/2003
255,000              Virginia Housing Development Authority Series D-4, 5.00% due           Aa1/AA+        255,003
                     7/1/2000
Washington           (3.20%)
1,125,000            Chelan County PUD 1 Consolidated System Revenue 1992, 5.75% due        Aa2/AA         1,125,034
                     7/1/2000
795,000              Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due              Aaa/AAA        807,338
                     1/1/2003(Insured: AMBAC)
950,000              Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due              Aaa/AAA        1,000,341
                     1/1/2006(Insured: AMBAC)
1,730,000            King County School District Number 41 Refunding Series B, 6.25%        Aa3/AA         1,858,210
                     due6/1/2008
725,000              Spokane County School District 363 Unlimited Tax G.O. Refunding        A2/NR          727,806
                     Series1992, 5.40% due 12/1/2000
550,000              Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006        Aa1/AA-        578,803
                     (TacomaPublic Utilities)
105,000              Washington Certificates of Participation State Equipment Series A,     Aa3/A+         105,628
                     6.50%due 10/1/2001
500,000              Washington Health Care Facilities Authority Rev., 6.20% due            NR/AA-         505,610
                     2/15/2001(Sacred Heart Medical Center, Spokane Project)
1,500,000            Washington Health Care Facilities Providence Services, 5.50% due       Aaa/AAA        1,533,105
                     12/1/2009
3,500,000            Washington Public Power Supply System Project 1 Ref. Rev., 5.30%       Aa1/AA-        3,536,365
                     due7/1/2002
2,000,000            Washington Public Power Supply System Project 1 Ref. Rev., 6.50%       Aa1/AA-        2,065,340
                     due7/1/2002
250,000              Washington Public Power Supply System Project 2 Ref. Rev., 7.50%       Aa1/AA-        258,215
                     due7/1/2002
2,000,000            Washington Public Power Supply System Project 2 Ref. Rev., 7.50%       Aa1/AA-        2,070,140
                     due7/1/2003  pre-refunded 1/1/01 @ 102
1,140,000            Washington Public Power Supply System Project 3 Ref. Rev., 0% due      Aa1/AA-        739,621
                     7/1/2008
1,655,000            Washington Public Power Supply System Series 96-A, 6.00% due           Aaa/AAA        1,743,410
                     7/1/2006(Insured: MBIA)
1,000,000            Washington Public Power Supply System Series B, 7.25% due 7/1/2000     Aa1/AA-        1,000,070
1,700,000            Washington Public Power Supply System Series B Refunding, 7.15%        Aa1/AA-        1,737,349
                     due7/1/2001
1,040,000            Washington Public Power Supply System Series G Project 1 Rev., 7.15%   Aa1/AA-        1,062,849
                     due7/1/2001
830,000              Washington Public Power Supply Systems Nuclear  Revenue Refunding      Aa1/AA-        538,496
                     Series B,0% due 7/1/2008 (Project Number 3)
1,000,000            Washington Public Power Supply Systems Nuclear Project Number 1,       Aaa/AAA        1,058,530
                     6.00% due7/1/2008 (Insured: AMBAC)
750,000              Washington State Public Power Supply Refunding Series B, 5.70% due     Aa1/AA-        764,347
                     7/1/2010
West Virginia        (1.40%)
745,000              Harrison County Nursing Facility Revenue Refunding, 5.625% due         NR/NR          674,493
                     9/1/2010(Salem Health Care Corporation Project; LOC: Fleet Bank)
392,432              Marion County SFMR Series 1992, 7.75% due 7/10/2011                    NR/NR          400,552
5,000,000            West Virginia Parkway Economic Development Tourism Authority Series    Aaa/AAA        4,973,750
                     1993,3.05% due 5/15/2001 (Insured: FGIC) (Inverse Floater)
2,500,000            West Virginia Parkway Economic Development Tourism Authority Series    Aaa/AAA        2,489,200
                     1993,3.15% due 5/15/2002 (Insured: FGIC) (Inverse Floater)
2,000,000            West Virginia Statewide Commission Lottery Revenue Series 1997-A,      Aaa/AAA        2,058,920
                     5.50% due7/1/2005 (Insured: MBIA)
Wisconsin            (0.80%)
1,500,000            Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens           B1/BBB-        1,680,345
                     Illinois WasteProject)
800,000              Wisconsin Health & Educational Facilities Authority, 5.90% due         Aaa/AAA        832,144
                     8/15/2005(Wheaton Francisan Services Inc. Project; Insured: MBIA)
1,500,000            Wisconsin Health & Educational Facilities Authority Series 1992,       Aaa/AAA        1,515,090
                     5.50% due8/15/2001 (Wheaton Francisan Services Inc. Project;
                     Insured: MBIA)
2,000,000            Wisconsin State Health And Educational Facilities Authority Revenue,   Aaa/AAA        2,098,040
                     6.00%due 8/15/2008 (Aurora Health Care Inc. Project) (Insured: MBIA)
Wyoming              (0.20%)
2,500,000            Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                       NR/AA-         1,549,575
Municipal Trust      (1.10%)
Certificates
3,000,000            Clipper Caraval Tax Exempt Certificate Series 1998, 4.50% due          /              2,921,640
                     10/6/2005(Insured: AMBAC)
5,600,000            Municipal Tax Exempt Trust Certificate Class A1 To A5, 4.60% due       /              5,288,640
                     8/6/2008

                     TOTAL INVESTMENTS  (100%) (Cost $763,012,109)                                         $ 768,597,465

* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. Thesesecurities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the 4 highestgrades by Moody's or S&P.

+                    Credit ratings are unaudited.
                     See notes to financial statements.

REPORT OF Independent ACCOUNTANTS
To the Board of Directors and Shareholders of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio ("the Fund") at June 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the periods ended prior to July 1, 1999, were audited by other independent accountants whose report dated July 27, 1999 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

New York, New York
July 28, 2000

CHANGE IN Independent accountants
On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC. The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report. On December 6, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditor.

Index Comparisons

LIMITED TERM NATIONAL FUND
Index Comparison

Compares performance of Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending June 30, 2000. On June 30, 2000, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.6 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

Class A Shares Average Annual Total Returns (at max. offering price) (periods ended 6.30.00)
One year:         1.47%
Five years:       3.82%
Ten years:        5.21%
Fifteen years:    6.06%
From inception (9.28.84):  6.37%

Thornburg limited term municipal fund
national portfolio - a shares
Outperformed Taxable and Tax-Free Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a $100,000 investment 6.30.90 through 6.30.00 (after sales charges and fund expenses)

Donoghue's Tax-free Money Market Fund Average $35,179
Donoghue's Taxable Money Market Fund Average
(after taxes) $38,012
Thornburg Limited Term
Municipal Fund -
Nat'l Portfolio

(after capital gains taxes) $64,827
The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for each class of shares of the Fund. Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for taxable and tax-exempt money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.93 per share and the ending NAV at $13.06 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. This analysis also assumes the income from the taxable money fund is taxed at a 39.6% rate from 1993 to 1999. The portion of the increase, if any, of Limited Term Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages. Note 3: The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTMFX did vary from time to time, and will continue to vary in the future. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares. Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter

Thornburg Securities Corporation

119 East Marcy Street

Santa Fe, New Mexico 87501
800.847.0200